Shareholder's Equity - Additional Information (Detail) - $ / shares						3 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Aug. 03, 2021	Jul. 29, 2021	Mar. 01, 2021	Jan. 25, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Class of Stock [Line Items]
Common stock par or stated value per share						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized						240,000,000	100,050,000	240,000,000	100,050,000	240,000,000
Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Preferred stock par or stated value per share						$ 0.0001		$ 0.0001
Preferred stock shares authorized						1,000,000		1,000,000
Preferred stock shares issued						0	0	0	0
Preferred stock shares outstanding						0	0	0	0
Stockholders' Equity Note, Stock Split						1:1.2		1:1.2
Volume weighted average price of shares						$ 9.2		$ 9.2
Proceeds from equity used for funding business combination as a percentage of the total						60.00%		60.00%
Notice period of redemption warrant						30 days		30 days
Initial Shareholders [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage								50.00%
Warrant [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Class of warrants or rights exercise price per unit						$ 11.5		$ 11.5
Warrants and rights outstanding term						5 years		5 years
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares			15,000,000
Common stock par or stated value per share				$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares authorized				100,000,000		100,000,000		100,000,000
Common Class A [Member] | Founder [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Percentage of common stock issued and outstanding						20.00%		20.00%
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Common stock par or stated value per share				$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares authorized				10,000,000		10,000,000		10,000,000
Stock Issued During Period, Shares, Stock Splits				4,312,500
Common Stock [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares									31,940,355
Preferred Stock [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Preferred stock par or stated value per share				$ 0.0001
Preferred stock shares authorized				1,000,000
Redemption of warrants equals or exceeds $18.00 [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price						180.00%		180.00%
Share price						$ 18		$ 18
Class of warrants or rights redemption price per unit						$ 0.01		$ 0.01
Securities for capital with closing of initial business combination						20 days	20 days	20 days
Third trading day prior to date on which company notice of redemption						30 days		30 days
Redemption of warrants equals or exceeds $18.00 [Member] | Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Notice period of redemption warrant						30 days		30 days
Redemption of warrants below $9.20 [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price						115.00%		115.00%
Share price						$ 9.2		$ 9.2
Over-Allotment Option [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Number of additional shares purchased	444,103
Number of shares available for purchase		2,250,000
Number of shares lapsed		111,026
Number of founder shares forfeited		451,464
Over-Allotment Option [Member] | Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Common Stock Shares Subject To Forfeiture							562,500		562,500
Over-Allotment Option [Member] | Common Stock [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares					3,593,750
Common Stock Shares Subject To Forfeiture					468,750
Over-Allotment Option [Member] | Common Stock [Member] | Initial Shareholders [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage					20.00%